SUPPLEMENT DATED JUNE 24, 2019

TO THE PACIFIC SELECT FUND PROSPECTUS DATED MAY 1, 2019

FOR CLASS D, I AND P SHARES

This supplement revises the Pacific Select Fund Prospectus dated May 1, 2019 for Class D, I and P Shares (the “Prospectus”), as supplemented, and must be preceded or accompanied by the Prospectus.  This supplement applies to the Diversified Alternatives Portfolio and the Equity Long/Short Portfolio.  Remember to review the Prospectus for other important information.  Capitalized terms not defined herein are as defined in the Prospectus.

NOTICE OF LIQUIDATION OF DIVERSIFIED ALTERNATIVES PORTFOLIO

At a meeting held on June 19, 2019, the Board of Trustees (the “Board”) approved a plan of liquidation (the “Plan”) for the Diversified Alternatives Portfolio (the “Fund”), a series of Pacific Select Fund (the “Trust”), and submission of the Plan to the beneficial owners of the Fund, including contract owners of variable life insurance policies and variable annuity contracts who have selected the Fund for investment through those policies or contracts and therefore have a beneficial interest in shares of the Fund.  The liquidation of the Fund (the “Liquidation”) will occur only if the Plan is approved by the contract owners.  If approved, the Liquidation of the Fund is expected to occur on or about October 31, 2019, or such other date as an officer of the Trust shall determine (the “Liquidation Date”).

In order to convert all portfolio securities of the Fund to cash or cash equivalents in preparation for the Liquidation, the Fund is expected to deviate from its investment goal and investment strategies until it is liquidated on the Liquidation Date.  For example, short-term money market or other instruments may be held by the Fund in anticipation of its liquidation and these investments will not perform in the same manner as investments held by the Fund under normal circumstances.

Any assets that remain in the Fund on the Liquidation Date will be automatically reinvested in Service Class shares of the Fidelity® Variable Insurance Products Government Money Market Portfolio (the “Fidelity VIP Government Money Market Fund”) in accordance with instructions from the insurance companies that sponsor the variable life insurance policies and variable annuity contracts for which the Fund serves as an investment option.  Please refer to the Fidelity VIP Government Money Market Fund’s prospectus and Statement of Additional Information, both dated April 30, 2019, the SAI as supplemented, for information about the Fidelity VIP Government Money Market Fund.

Plan of Liquidation. Pursuant to the Plan, on the Liquidation Date the Fund will distribute to its shareholders of record, as of the close of business on the Liquidation Date, all of the remaining assets of the Fund in complete cancellation and redemption of all of the outstanding shares of the Fund, except for cash, bank deposits or cash equivalents in an estimated amount necessary to (i) discharge any unpaid liabilities and obligations of the Fund on the Fund’s books on the Liquidation Date, including, but not limited to, income, dividends, and capital gains distributions, if any, payable through the Liquidation Date, and (ii) pay such contingent liabilities as the Board shall reasonably deem to exist against the assets of the Fund on the Fund’s books.

Purchases and Transfers into the Fund.  Purchases and transfers into the Fund will not be accepted effective October 28, 2019 for new or existing contract owners of variable life insurance policies.  Purchases and transfers into the Fund will not be accepted after the close of business on October 11, 2019 for new contract owners of variable annuity contracts.

Transfers out of the Fund. Contract owners may transfer out of the Fund into any other investment option available under their respective contracts at any time prior to the Liquidation Date. Transfers out of the Fund within 30 days prior to the Liquidation Date and transfers out of the Fidelity VIP Government Money Market Fund within 30 days after the Liquidation Date will not count as a transfer for purposes of transfer limitations under the policies or contracts.  Please see the Trust’s Prospectus for information about other funds available for investment that are offered by the Trust.  Please see your product prospectus for more information on transfers, including any restrictions on transfers into the Fund before the Liquidation Date, and other investment options available under your policy or contract.

Disclosure Changes. Assuming the Liquidation of the Fund occurs, all references to the Fund in the Trust’s registration statement (including the Prospectus and Statement of Additional Information) will be deleted effective upon the Liquidation Date.  Apart from the proxy materials, no further notification regarding the liquidation of this Fund will be sent, unless circumstances change from those described above.

NOTICE OF LIQUIDATION OF EQUITY LONG/SHORT PORTFOLIO

At a meeting held on June 19, 2019, the Board of Trustees (the “Board”) approved a plan of liquidation (the “Plan”) for the Equity Long/Short Portfolio (the “Fund”), a series of Pacific Select Fund (the “Trust”), and submission of the Plan to the beneficial owners of the Fund, including contract owners of Pacific Life Insurance Company and Pacific Life & Annuity (“Pacific Life”) variable life insurance policies and variable annuity contracts who have selected the Fund for investment through those policies or contracts and therefore have a beneficial interest in shares of the Fund (“Beneficial Owners”).  The liquidation of the Fund (the “Liquidation”) will occur only if the Plan is approved by the Beneficial Owners.  If approved, the Liquidation of the Fund is expected to occur on or about October 31, 2019, or such other date as an officer of the Trust shall determine (the “Liquidation Date”).

In order to convert all portfolio securities of the Fund to cash or cash equivalents, the Fund is expected to deviate from its investment goal and investment strategies until it is liquidated on the Liquidation Date.  For example, short-term money market or other instruments may be held by the Fund in anticipation of its liquidation and these investments will not perform in the same manner as investments held by the Fund under normal circumstances.

Any assets that remain in the Fund on the Liquidation Date will be automatically reinvested in Service Class shares of the Fidelity® Variable Insurance Products Government Money Market Portfolio (the “Fidelity VIP Government Money Market Fund”) in accordance with instructions from the insurance companies that sponsor the variable life insurance policies and variable annuity contracts for which the Fund serves as an investment option. Please refer to the Fidelity VIP Government Money Market Fund’s prospectus and Statement of Additional Information, both dated April 30, 2019, the SAI as supplemented, for information about the Fidelity VIP Government Money Market Fund.

Plan of Liquidation. Pursuant to the Plan, on the Liquidation Date the Fund will distribute to its shareholders of record, as of the close of business on the Liquidation Date, all of the remaining assets of the Fund in complete cancellation and redemption of all of the outstanding shares of the Fund, except for cash, bank deposits or cash equivalents in an estimated amount necessary to (i) discharge any unpaid liabilities and obligations of the Fund on the Fund’s books on the Liquidation Date, including, but not limited to, income, dividends, and capital gains distributions, if any, payable through the Liquidation Date, and (ii) pay such contingent liabilities as the Board shall reasonably deem to exist against the assets of the Fund on the Fund’s books.

Purchases and Transfers into the Fund.  Purchases and transfers into the Fund will not be accepted effective October 28, 2019 for new or existing contract owners of variable life insurance policies.  Purchases and transfers into the Fund will not be accepted after the close of business on October 11, 2019 for new contract owners of variable annuity contracts.

Transfers out of the Fund. Contract owners may transfer out of the Fund into any other investment option available under their respective contracts at any time prior to the Liquidation Date. Transfers out of the Fund within 30 days prior to the Liquidation Date and transfers out of the Fidelity VIP Government Money Market Fund within 30 days after the Liquidation Date will not count as a transfer for purposes of transfer limitations under the policies or contracts.  Please see the Trust’s Prospectus for information about other funds available for investment that are offered by the Trust.  Please see your product prospectus for more information on transfers, including any restrictions on transfers into the Fund before the Liquidation Date, and other investment options available under your policy or contract.

Disclosure Changes. Assuming the Liquidation of the Fund occurs, all references to and related to the Fund and its sub-adviser, AQR Capital Management, LLC, in the Trust’s registration statement (including the Prospectus and SAI) will be deleted effective upon the Liquidation Date.  Apart from the proxy materials, no further notification regarding the liquidation of this Fund will be sent, unless circumstances change from those described above.

Form No. 15-50121-00

PSFSUP0619

SUPPLEMENT DATED JUNE 24, 2019

TO THE PACIFIC SELECT FUND PROSPECTUS DATED MAY 1, 2019

FOR THE SMALL-CAP GROWTH PORTFOLIO

This supplement revises the Pacific Select Fund prospectus dated May 1, 2019 for the Small-Cap Growth Portfolio (the “Prospectus”), and must be preceded or accompanied by the Prospectus.  The changes within this supplement are effective June 28, 2019.  Remember to review the Prospectus for other important information. Capitalized terms not defined herein are as defined in the Prospectus.

Pacific Life Fund Advisors LLC, the investment adviser to the Small-Cap Growth Portfolio, has determined to reduce its management fee for this Fund, which will have the following impact to the fee table in the Annual Fund Operating Expenses section of the Prospectus for this Fund as follows:

Small-Cap Growth Portfolio:  The Management Fee is reduced by 0.10%, from 0.83% to 0.73%, resulting in a decrease for Total Annual Fund Operating Expenses from 0.87% to 0.77%.

SUPPLEMENT DATED JUNE 24, 2019

TO THE PACIFIC SELECT FUND STATEMENT OF ADDITIONAL INFORMATION

DATED MAY 1, 2019

This supplement revises the Pacific Select Fund Statement of Additional Information dated May 1, 2019, as supplemented (the “SAI”), and must be preceded or accompanied by the SAI. The changes within this supplement are effective June 28, 2019 and affect the Small-Cap Growth Portfolio.  Remember to review the SAI for other important information. Capitalized terms not defined herein are as defined in the SAI.

Pacific Life Fund Advisors LLC, the investment adviser to the Small-Cap Growth Portfolio, has determined to reduce its management fee for this Fund.  As a result of this change, the current Investment Advisory Fee Schedules section of the SAI for the Small-Cap Growth Portfolio is revised as follows:

ORGANIZATION AND MANAGEMENT OF THE TRUST

Investment Advisory Fee Schedules

Annual Investment Advisory Fee
Fund	(as a percentage of average daily net assets)

Small-Cap Growth Portfolio	0.75% on first $100 million
0.675% on next $100 million
0.60% on excess

Form No. 15-50122-00

PSFSAI0619